Derivative Financial Instruments (Details) $ in Thousands							1 Months Ended		2 Months Ended		12 Months Ended
	Jan. 03, 2021 MXN ($)	Jan. 03, 2021	Dec. 23, 2020 shares	Oct. 08, 2020 $ / shares shares	Oct. 07, 2020 $ / shares shares	Sep. 30, 2020 shares	Aug. 31, 2021 MXN ($)	Dec. 31, 2020 $ / shares shares	Oct. 07, 2020 MXN ($) shares	Oct. 07, 2020 $ / shares shares	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($) shares	Aug. 31, 2020 shares	Apr. 12, 2020 shares
Derivative Financial Instruments (Details) [Line Items]
Line of credit derivative (in Pesos) | $											$ 400,000
TIIE rate		4.49%
Loss of derivative financial instruments (in Pesos) | $											(43,522)	$ 330,315	$ (287,985)
Number of purchase securities called by warrants or rights															250,000
Number of option to issue securities called by warrants or rights															250,000
Number of additional purchase securities called by warrants or rights															250,000
Warrants repurchased														157,388
Warrant share				1,142,325					895,597
Warrants exchanged									621,098
Warrants settled on cash basis					462,130			433,467	462,130	462,130			433,467
Warrants price (in Dollars per share) | $ / shares								$ 0.37
Exercise price per share (in Dollars per share) | $ / shares					$ 11.44
Cash received (in Pesos) | $									$ 116,419
Issuance of betterware shares						214,020
Derivative price (in Dollars per share) | $ / shares				$ 18
Warrant exchange				3,087,022
Public warrant not exercised				8,493
Price per warrant (in Dollars per share) | $ / shares				$ 0.01
Private warrant exercised			239,125
Exchange for shares			156,505
Fair value of the warrants (in Pesos) | $	$ 851,520												$ 851,520
Swap With Banamex (Member)
Derivative Financial Instruments (Details) [Line Items]
Interest rate swap, cancellation fee (in Pesos) | $							$ 18,172
Warrants [Member]
Derivative Financial Instruments (Details) [Line Items]
Warrants price (in Dollars per share) | $ / shares										$ 1